Schedule of Weighted Average Assumption for Warrants (Details)	6 Months Ended
	Jun. 30, 2022 $ / shares	Jun. 30, 2022 $ / shares	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Expected dividend as percentage, share options granted			0.00%
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted			33.00%
Expected life			3 years
Expected volatility, share options granted			245.00%
Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted			79.00%
Expected life			5 years
Expected volatility, share options granted			257.00%
Warrants [member]
IfrsStatementLineItems [Line Items]
Expected life	2 years	2 years
Expected volatility, share options granted	154.00%	154.00%
Expected dividend as percentage, share options granted	0.00%	0.00%
Weighted average share price, share options granted | (per share)	$ 0.24	$ 0.031
Warrants [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	1.21%	1.21%
Warrants [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Risk free interest rate, share options granted	1.30%	1.30%